CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, plant and equipment related to VIE	$ 438	$ 466
Long-term debt related to VIE	325	335
Shareholders' equity:
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares outstanding	244,461,327	242,368,836
San Diego Gas and Electric Company and Subsidiary [Member]
Property, plant and equipment related to VIE	438	466
Long-term debt related to VIE	$ 325	$ 335
Shareholders' equity:
Preferred stock, shares authorized	25,000,000
Common stock, shares authorized	255,000,000	255,000,000
Common stock, shares outstanding	117,000,000	117,000,000
Southern California Gas Company [Member]
Shareholders' equity:
Preferred stock, shares authorized	1,000,000
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	91,000,000	91,000,000